Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 01, 2018	Feb. 01, 2017	Jan. 02, 2016
Cash paid for interest	$ 428,797	$ 363,476	$ 449,564	$ 222,279
Series A Redeemable Preferred Stock dividend	11,178
Series A Redeemable Preferred Stock redeemed	300,000
Converted common stock value of accounts payable	$ 280,200
Accounts payable into shares of common stock	93,400
Convertible promissory note - related party	$ 468,655
Related interest into shares of common stock shares	187,462
Subordinated notes payable to members				217,008
Construction in progress purchases in accounts payable				310,887
Subordinated notes payable to member of related party				127,108
Conversion of long term notes				85,599
Subordinated senior notes payable to members				21,556
Subordinated senior notes payable				$ 64,043
El Toro
Acquire existing percentage							80.00%
Thunder Ridge Transport, Inc.
Cash					$ (229,736)
Accounts receivable, net					2,061,514
Accounts receivable other					68,074
Prepaids					81,969
Goodwill					6,002,275
Deposits					205,113
Property and equipment					218,132
Lines-of-credit					(421,739)
Accounts payable					(797,578)
Other accrued liabilities					(1,573,579)
Factored accounts receivable					(1,230,679)
Fuel advance					(996,750)
Long-term debt					(187,016)
Promissory note - stockholder					(2,500,000)
Common stock					$ (700,000)
EVO CNG, LLC
Prepaids						$ 32,118
Goodwill						3,993,730
Customer list						220,000
Trade mark						86,000
Favorable lease						307,000
Property, equipment and land						8,154,667
Deposits						152,117
Derivative liability						(82,632)
Promissory notes - related party						(8,050,000)
Debt discount						4,687,000
Property and equipment						8,154,667
Goodwill and other intangibles						4,606,730
Convertible promissory note - related party						$ (9,500,000)
Senior Bridge
Converted issuance of common shares	275,583
Related interest into shares of common stock	$ 688,958
Junior Bridge
Converted issuance of common shares	272,777
Related interest into shares of common stock	$ 1,363,858